Fair value measurements - Additional Information (Detail) - JPY (¥) ¥ in Billions		3 Months Ended				6 Months Ended				12 Months Ended
		Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2015		Sep. 30, 2014		Mar. 31, 2015
Valuation techniques by major class of financial instrument
Amount of discount or liquidity adjustment in inactive markets
Valuation adjustment to reflect own creditworthiness		¥ 22				¥ 22				¥ 0
Investment in the common stock at fair value through election of the fair value option
Gains (losses) from changes in fair value of the financial liabilities for which the fair value option was elected, attributable to the change in creditworthiness		9		¥ 7		22		¥ (2)
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables, more (less) than the principal balance of such loans and receivables		1				1				1
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings more (less) than the principal balance of such long-term borrowings		26				¥ 26				¥ 1
Concentrations of credit risk, percentage						21.00%				19.00%
Ashikaga Holdings Co., Ltd. [Member]
Investment in the common stock at fair value through election of the fair value option
Percentage of ownership of common stock						36.90%
Trading assets and private equity investments [Member] | Equities [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2, Assets				38		¥ 15		191
Transfer from Level 2 to Level 1, Assets		17		14		28		35
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2, Assets								6
Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2, Assets								6
Transfer from Level 2 to Level 1, Assets						14
Trading liabilities [Member] | Short sales of equities [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2 , Liabilities				21				34
Transfer from Level 2 to Level 1, Liabilities				6				18
Recurring | Financial assets (excluding derivative assets) [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2, Assets				42		20		207
Transfer from Level 2 to Level 1, Assets		24		16		48		39
Transfers out of / into Level 3
Transfers out of Level 3, assets		12		54		25		81
Transfers into Level 3, Assets		31		12		49		31
Recurring | Financial liabilities (excluding derivative liabilities) [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2 , Liabilities				21				36
Transfer from Level 2 to Level 1, Liabilities				6				18
Transfers out of / into Level 3
Transfers out of Level 3, liabilities				6		37		15
Transfers into Level 3, Liabilities		33		10		39		32
Recurring | Level 3 [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	11		54		21		81
Transfers out of Level 3, liabilities	[1]	5		6		37		15
Transfers into Level 3, Assets	[1]	31		11		39		28
Transfers into Level 3, Liabilities	[1]	33		10		39		32
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	12		54		25		81
Transfers into Level 3, Assets	[1]	23		12		41		31
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Equities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	1		3		1		8
Transfers into Level 3, Assets	[1]	¥ 1		¥ 1		¥ 2		¥ 2
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Private equity investments [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets
Transfers into Level 3, Assets
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets
Transfers into Level 3, Assets
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	¥ 0		¥ 22		¥ 0		¥ 27
Transfers into Level 3, Assets				0	[1]	0	[1]	5	[1]
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	¥ 6		24		14		36
Transfers into Level 3, Assets	[1]	¥ 9		¥ 3		¥ 17		11
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets								0	[1]
Transfers into Level 3, Assets								2	[1]
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets								1	[1]
Transfers into Level 3, Assets								2	[1]
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets				¥ 2	[1]			¥ 2	[1]
Transfers into Level 3, Assets		¥ 13	[1]			¥ 13	[1]
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	5		¥ 3		7		¥ 4
Transfers into Level 3, Assets	[1]	0		8		9		9
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	¥ 0		¥ 0		3		¥ 3
Transfers into Level 3, Assets						0	[1]
Recurring | Level 3 [Member] | Equity contracts [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1],[2]	¥ 0		¥ 0		1		¥ (1)
Transfers into Level 3, Assets	[1],[2]	0		(1)		0		(2)
Recurring | Level 3 [Member] | Interest rate contracts [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1],[2]	(2)		(1)		(2)		0
Transfers into Level 3, Assets	[1],[2]	3		(1)		(7)		(1)
Recurring | Level 3 [Member] | Credit contracts [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1],[2]	0		1		(6)		1
Transfers into Level 3, Assets	[1],[2]	(3)		1		(4)		0
Recurring | Level 3 [Member] | Foreign exchange contracts [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1],[2]	¥ 1		¥ 0		3		0
Transfers into Level 3, Assets						¥ 1	[1],[2]	¥ 0	[1],[2]
Recurring | Level 3 [Member] | Commodity contracts [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets
Transfers into Level 3, Assets		¥ 0	[1],[2]			¥ 0	[1],[2]
Recurring | Level 3 [Member] | Derivatives, net [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1],[2]	(1)		¥ 0		(4)		¥ 0
Transfers into Level 3, Assets	[1],[2]	¥ 0		¥ (1)		¥ (10)		¥ (3)
Recurring | Level 3 [Member] | Loans and receivables [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets
Transfers into Level 3, Assets		¥ 8	[1]			¥ 8	[1]
Recurring | Level 3 [Member] | Non-trading debt securities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets
Transfers into Level 3, Assets
Recurring | Level 3 [Member] | Other [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets
Transfers into Level 3, Assets
Recurring | Level 3 [Member] | Trading liabilities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	¥ 0		¥ 0		¥ 2		¥ 1
Transfers into Level 3, Liabilities	[1]	0		0		1		0
Recurring | Level 3 [Member] | Trading liabilities [Member] | Equities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	0		0		2		1
Transfers into Level 3, Liabilities	[1]	0		¥ 0		0		¥ 0
Recurring | Level 3 [Member] | Trading liabilities [Member] | Bank and corporate debt securities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities		0	[1]			0	[1]
Transfers into Level 3, Liabilities		0	[1]			1	[1]
Recurring | Level 3 [Member] | Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities
Transfers into Level 3, Liabilities
Recurring | Level 3 [Member] | Short-term borrowings [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	¥ 0		¥ 0		¥ 0		¥ 2
Transfers into Level 3, Liabilities				0	[1]			0	[1]
Recurring | Level 3 [Member] | Payables and deposits [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities				¥ 0	[1]			¥ 0	[1]
Transfers into Level 3, Liabilities
Recurring | Level 3 [Member] | Long-term borrowings [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	¥ 5		¥ 6		¥ 35		¥ 12
Transfers into Level 3, Liabilities	[1]	¥ 33		¥ 10		¥ 38		¥ 32

[1]	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3, all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level, all gains/ (losses) during the quarter are excluded from the table.
[2]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayments rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.